Share-based Compensation - Summary of Changes in Simple and Performance Warrants (Details)	10 Months Ended	12 Months Ended
	Dec. 31, 2018 shares $ / shares	Dec. 31, 2019 shares $ / shares	Feb. 28, 2018 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance | shares	8,125,334
Ending balance | shares			8,125,334
Weighted average exercise price, beginning balance | $ / shares	$ 1.39
Weighted average exercise price, ending balance | $ / shares			$ 1.39
Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance | shares	2,904,000	6,129,866
Granted | shares	3,535,200	4,795,200	2,904,000
Cancelled | shares	(293,334)	(733,866)
Exercised | shares	(16,000)	(376,200)
Ending balance | shares	6,129,866	9,815,000	2,904,000
Weighted average exercise price, beginning balance | $ / shares	$ 0.82	$ 1.80
Weighted average exercise price, Granted | $ / shares	2.61	6.32	$ 0.82
Weighted average exercise price, Cancelled | $ / shares	0.94	2.32
Weighted average exercise price, Exercised | $ / shares	0.63	0.85
Weighted average exercise price, ending balance | $ / shares	$ 1.80	$ 4.01	$ 0.82
Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance | shares	8,125,334	7,094,822
Granted | shares	2,188,800	723,200	8,125,334
Cancelled | shares	(360,002)	(366,400)
Exercised | shares	(2,859,310)	(1,652,800)
Ending balance | shares	7,094,822	5,798,822	8,125,334
Weighted average exercise price, beginning balance | $ / shares	$ 1.39	$ 2.04
Weighted average exercise price, Granted | $ / shares	2.48	12.23	$ 1.39
Weighted average exercise price, Cancelled | $ / shares		1.21
Weighted average exercise price, Exercised | $ / shares	0.71	0.63
Weighted average exercise price, ending balance | $ / shares	$ 2.04	$ 2.66	$ 1.39